Restricted deposit	12 Months Ended
Mar. 31, 2026
Restricted Deposit [Abstract]
Restricted deposit [Text Block]

9. Restricted deposit

On June 23, 2023 the Company agreed to pledge a $400,000 term deposit as security for an irrevocable standby letter of credit issued by a commercial bank to an insurance company that is providing the Company with a surety bond to support the Company's importation of goods to the United States. The term deposit has a term of one year, is scheduled to automatically renew for successive one-year terms, and currently earns interest at a fixed rate of 2.5%. The surety bond was issued on June 28, 2023, has a term of one year and is automatically renewable for successive one-year terms unless cancelled by the bank with 45 days' notice or cancelled by the surety bond provider.

On April 25, 2025, the standby letter of credit was amended to increase the standby letter of credit by $50,000, from $400,000 to $450,000. The lender on the Company's line of credit has reserved $50,000 from the line of credit as collateral for the amended standby letter of credit (Note 11).

Subsequent to the end of the year, on April 8, 2026 the term deposit held by the Company matured and was redeemed, including accrued interest. The restricted deposit was therefore classified as a short-term asset as at March 31, 2026.